Purchase obligations Including Hardware And Software Maintenance Contracts And Inventory Purchase Commitments (Detail) $ in Thousands	Apr. 30, 2016 USD ($)
Unrecorded Unconditional Purchase Obligation [Line Items]
Less Than 1 Year	$ 37,578
1-3 Years	20,078
3-5 Years	0
More Than 5 Years	0
Total	$ 57,656